INCOME TAXES - Summary of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry-forward	$ 13,617	$ 7,504
Credit carry-forward	1,386	1,956
Interest expense limitation carry-forward	15,844	12,053
Non-deductible reserves	339	374
Accruals and other temporary differences	2,835	1,288
Stock compensation	1,164	0
Lease liability	2,780
Property and equipment	1,007	1,018
Gross deferred tax assets	38,972	24,193
Less Valuation allowance	(16,177)	(5,750)
Total deferred tax assets (after valuation allowance)	22,795	18,443
Deferred tax liabilities:
Property and equipment	(1,738)	(4,151)
Intangible assets	(33,117)	(40,771)
Goodwill	(5,914)	(7,474)
Debt Discount	0	(3,972)
Accounting method change	(1,378)	0
Right of use asset	(2,514)
Research and development costs	(3,327)	0
Total deferred tax liabilities	(47,988)	(56,368)
Net deferred tax liabilities	$ (25,193)	$ (37,925)